Asset retirement obligations (Details 1) - Provision for decommissioning, restoration and rehabilitation costs [member]	Dec. 31, 2018	Dec. 31, 2017
CANADA
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.20%	2.30%
FRANCE
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	1.60%	1.80%
NETHERLANDS
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.40%	0.50%
GERMANY
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.90%	1.00%
IRELAND
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	1.60%	0.40%
AUSTRALIA
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.60%	2.90%
UNITED STATES
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.70%	2.40%